SHAREHOLDERS' EQUITY (Schedule of Nonvested Shares Activity) (Details) (Restricted Shares Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Shares Units (RSUs) [Member]
Shares
Non-vested at January 1, 2012	6,000
Granted	4,000
Exercised	(4,000)
Forfeited and cancelled
Non-vested at December 31, 2012	6,000
Weighted average grant date fair value
Non-vested at January 1, 2012	$ 7.15
Granted	$ 5.39
Exercised	$ 7.28
Forfeited and cancelled
Non-vested at December 31, 2012	$ 6.05